LEASES - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Lessee, Lease, Description [Line Items]
Short-term lease expenses	$ 2	$ 2	$ 3	$ 3
Operating lease expenses	19	$ 18	35	34
Operating lease right-of-use assets	226		226
Operating lease liabilities	$ 227		$ 227		$ 196
Weighted average remaining lease term	6 years 1 month 6 days		6 years 1 month 6 days
Weighted average discount rate	3.60%		3.60%
Leased assets obtained in exchange for operating lease obligations			$ 73	19
Operating cash outflow for amounts included in the measurement of operating lease obligations			$ 35	$ 34
Minimum
Lessee, Lease, Description [Line Items]
Operating lease term	3 years		3 years
Maximum
Lessee, Lease, Description [Line Items]
Operating lease term	5 years		5 years